CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 483,305	$ 111,376
Restricted cash	$ 4,841	1,314
Term deposits		281,513
Short-term investments	$ 41,218	216,146
Accounts receivable (net of allowance for doubtful accounts of US$ nil and US$5,885 as of December 31, 2014 and 2015, respectively)	54,031	6,282
Prepayments and other current assets	76,878	24,131
Total current assets	660,273	640,762
Non-current assets:
Property and equipment, net	123,093	17,899
Intangible assets, net	271,457	$ 460
Land use rights, net	592
Goodwill	2,461,193
Long-term investments	391,261	$ 23,784
Long-term prepayments and other non-current assets	159,324	21,027
Total non-current assets	3,406,920	63,170
Total assets	4,067,193	$ 703,932
Current liabilities:
Short-term loans	275,000
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of US$6,698 and US$25,261 as of December 31, 2014 and 2015, respectively)	101,635	$ 16,029
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of US$62,455 and US$115,498 as of December 31, 2014 and 2015, respectively)	207,059	95,336
Customer advances and deposits (including customer advances and deposits of the consolidated VIEs without recourse to the Company of US$10,095 and US$58,268 as of December 31, 2014 and 2015, respectively)	151,138	35,983
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of US$1,637 and US$2,690 as of December 31, 2014 and 2015, respectively)	10,216	7,392
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the Company of US$11,343 and US$38,781 as of December 31, 2014 and 2015, respectively)	79,115	28,804
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of US$6,681 and US$12,168 as of December 31, 2014 and 2015, respectively)	335,901	13,071
Total current liabilities	1,160,064	$ 196,615
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of US$ nil and US$58,041 as of December 31, 2014 and 2015, respectively)	66,238
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of US$ nil and US$308 as of December 31, 2014 and 2015, respectively)	3,992
Total non-current liabilities	70,230
Total liabilities	$ 1,230,294	$ 196,615
Commitments and contingencies (Note 24)
Mezzanine equity:
Mezzanine classified noncontrolling interests	$ 15,038
Total mezzanine equity	15,038
58.com Inc. shareholders' equity
Ordinary shares (US$0.00001 par value, 5,000,000,000 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 176,375,211 (including 101,574,732 Class A and 74,800,479 Class B) and 283,068,677 (including 219,413,764 Class A and 63,654,913 Class B) shares issued and outstanding as of December 31, 2014 and 2015, respectively)	3	$ 2
Additional paid-in capital	3,353,411	624,381
Accumulated deficit	(365,811)	(115,775)
Accumulated other comprehensive loss	(172,828)	(1,291)
Total 58.com Inc. shareholders' equity	2,814,775	$ 507,317
Noncontrolling interests	7,086
Total shareholders' equity	2,821,861	$ 507,317
Total liabilities, mezzanine equity and shareholders' equity	$ 4,067,193	$ 703,932